UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30th

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard New York Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MUNICIPAL BONDS (100.4%)

Albany County NY GO	5.000%	10/1/2012 (3)	$4,400	$4,867
Battery Park City NY Auth. Rev	5.500%	11/1/2006 (2)(Prere.)	11,750	12,555
Battery Park City NY Auth. Rev	5.250%	11/1/2015	12,520	13,952
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/2015 (1)	2,665	2,723
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/2015 (1)	335	342
Buffalo & Erie Counties NY Toll Bridge Auth. Rev	6.000%	1/1/2015 (1)	4,500	4,559
Buffalo NY GO	5.125%	2/1/2012 (2)	1,870	2,027
Buffalo NY GO	5.125%	2/1/2013 (2)	2,945	3,192
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2020 (4)	3,510	4,021
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2021 (4)	5,000	5,728
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/2022 (4)	4,500	5,155
Erie County NY Water Auth. Rev	6.000%	12/1/2008 (2)(ETM)	1,600	1,716
Hempstead NY GO	5.500%	8/1/2005 (3)(Prere.)	190	196
Hempstead NY GO	5.625%	2/1/2006 (3)(Prere.)	270	283
Hempstead NY GO	5.625%	2/1/2006 (3)(Prere.)	210	220
Hempstead NY GO	5.500%	8/1/2011 (3)	2,260	2,336
Hempstead NY GO	5.625%	2/1/2012 (3)	1,220	1,280
Hempstead NY GO	5.625%	2/1/2013 (3)	960	1,007
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/2017	2,360	2,543
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/2019	3,200	3,434
Huntington NY GO	6.700%	2/1/2011 (3)	310	366
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2011 (4)	16,690	13,385
Long Island NY Power Auth. Electric System Rev	5.500%	12/1/2011 (2)	5,000	5,619
Long Island NY Power Auth. Electric System Rev	5.250%	6/1/2013	15,690	17,306
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2014 (4)	5,000	3,485
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2019 (4)	2,460	1,332
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2021 (4)	13,355	6,519
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2023 (4)	35,500	15,585
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2024 (4)	21,830	9,041
Long Island NY Power Auth. Electric System Rev	0.000%	6/1/2027 (4)	23,905	8,353
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125%	7/1/2009 (3)(Prere.)	3,000	3,272
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.500%	7/1/2011 (Prere.)	6,280	7,084
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.500%	7/1/2013 (2)(Prere.)	6,585	7,525
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.250%	10/1/2010 (1)(Prere.)	7,900	8,761
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	6.000%	4/1/2020 (1)(ETM)	32,500	39,251
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	1.840%	3/7/2005 (4)	6,650	6,650
Metro. New York Transp. Auth. Rev. (Transit Rev.)	7.000%	7/1/2009 (2)(ETM)	9,050	10,119
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	1/1/2012 (2)(Prere.)	5,000	5,501
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2014 (2)	8,000	9,162
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2016 (1)	4,000	4,516
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2016 (2)	28,075	31,699
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2017 (2)*	35,000	39,425
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2017 (1)	5,000	5,632
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2019 (1)	6,000	6,749
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/2020 (1)	7,000	7,833
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	1.830%	3/7/2005 (4)	29,100	29,100
Metro. New York Transp. Auth. Rev. VRDO	1.830%	3/7/2005 (4)	4,385	4,385
Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/2011 (3)	1,770	1,931
Nassau County NY GO	5.250%	6/1/2011 (2)	3,670	4,034
Nassau County NY GO	5.250%	6/1/2012 (2)	4,670	5,144
Nassau County NY GO	5.250%	6/1/2013 (2)	6,905	7,672
Nassau County NY GO	5.250%	6/1/2014 (2)	6,585	7,317
Nassau County NY Interim Finance Auth. VRDO	1.840%	3/7/2005 (4)	3,635	3,635
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.700%	4/1/2007 (1)(Prere.)	12,730	13,659
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.600%	4/1/2018 (1)	2,635	2,806
New York City NY Cultural Resources Rev. (American Museum of Natural History)	5.650%	4/1/2022 (1)	5,000	5,309
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.400%	1/1/2006 (2)(ETM)	85	87
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.500%	1/1/2007 (2)(ETM)	35	37
New York City NY Cultural Resources Rev. (Museum of Modern Art)	5.500%	1/1/2016 (2)	2,000	2,136
New York City NY GO	5.750%	5/15/2011 (4)	4,540	5,106
New York City NY GO	5.750%	8/1/2011 (1)	15,750	17,756
New York City NY GO	5.875%	5/15/2012 (4)	4,670	5,295
New York City NY GO	5.125%	8/1/2013 (4)	19,025	20,804
New York City NY GO	5.375%	8/1/2013 (3)	8,295	8,973
New York City NY GO	5.200%	8/1/2014 (4)	5,000	5,460
New York City NY GO	5.250%	3/15/2016 (2)	5,000	5,487
New York City NY GO	5.000%	8/1/2025	8,905	9,317
New York City NY GO	5.750%	3/15/2027 (4)	5,000	5,614
New York City NY GO VRDO	1.770%	3/1/2005 LOC	5,500	5,500
New York City NY GO VRDO	1.770%	3/1/2005 LOC	10,950	10,950
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/2011 (4)	9,415	10,320
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/2013 (4)	4,435	4,878
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.750%	6/15/2007 (1)(Prere.)	15,000	16,196
New York City NY Muni. Water Finance Auth. Water &Sewer System Rev	5.875%	6/15/2012 (2)	18,500	21,248
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.875%	6/15/2013 (2)	20,000	23,212
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/2017	10,000	5,948
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2017	25,015	27,663
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/2018	10,000	5,665
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.375%	6/15/2018	25,095	27,710
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	0.000%	6/15/2021	4,490	2,188
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev	5.500%	6/15/2027 (1)	23,955	25,365
New York City NY Muni. Water Finance Auth. Water &Sewer System Rev	5.750%	6/15/2031 (3)	30,650	33,848
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.760%	3/1/2005 (3)	28,975	28,975
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.770%	3/1/2005 (3)	1,395	1,395
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.780%	3/1/2005	4,300	4,300
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.800%	3/1/2005 (3)	800	800
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/2026 (1)	10,000	10,555
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/2009 (Prere.)	15	17
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/2009 (Prere.)	1,325	1,472
New York City NY Transitional Finance Auth. Rev	5.750%	5/15/2010 (Prere.)	930	1,058
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2011 (Prere.)	2,265	2,564
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2011 (Prere.)	1,150	1,302
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2011 (Prere.)	2,955	3,345
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2012	2,805	3,119
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/2013	12,270	13,514
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2014	9,735	10,906
New York City NY Transitional Finance Auth. Rev	5.250%	5/1/2014	17,720	19,389
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2015	7,310	8,066
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2015	3,850	4,292
New York City NY Transitional Finance Auth. Rev	5.375%	2/15/2015	9,395	10,371
New York City NY Transitional Finance Auth. Rev	5.375%	2/1/2016	8,415	9,280
New York City NY Transitional Finance Auth. Rev	5.500%	2/1/2016	11,045	12,307
New York City NY Transitional Finance Auth. Rev	5.500%	2/15/2016	2,735	3,049
New York City NY Transitional Finance Auth. Rev	5.750%	11/15/2020	9,070	10,124
New York City NY Transitional Finance Auth. Rev	5.500%	5/1/2025	1,660	1,793
New York City NY Transitional Finance Auth. Rev. VRDO	1.770%	3/1/2005	8,015	8,015
New York City NY Transitional Finance Auth. Rev. VRDO	1.770%	3/1/2005	6,990	6,990
New York City NY Transitional Finance Auth. Rev. VRDO	1.770%	3/1/2005	13,000	13,000
New York City NY Transitional Finance Auth. Rev. VRDO	1.780%	3/1/2005	15,110	15,110
New York City NY Transitional Finance Auth. Rev. VRDO	1.820%	3/1/2005	500	500
New York City NY Transitional Finance Auth. Rev. VRDO	1.820%	3/1/2005	2,955	2,955
New York City NY Transitional Finance Auth. Rev. VRDO	1.860%	3/7/2005	3,800	3,800
New York State Dormitory Auth. Rev	5.500%	7/1/2006 (1)(Prere.)	2,245	2,378
New York State Dormitory Auth. Rev	5.250%	2/15/2019 (3)	2,420	2,656
New York State Dormitory Auth. Rev	5.250%	2/15/2020 (3)	2,555	2,800
New York State Dormitory Auth. Rev	5.250%	2/15/2021 (3)	1,680	1,837
New York State Dormitory Auth. Rev	5.250%	2/15/2022 (3)	2,825	3,084
New York State Dormitory Auth. Rev	5.250%	2/15/2023 (3)	1,120	1,219
New York State Dormitory Auth. Rev	5.500%	7/1/2025 (1)	1,625	1,710
New York State Dormitory Auth. Rev	5.500%	3/15/2026 (2)	10,000	11,681
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/2018 (4)(	17,730	19,086
New York State Dormitory Auth. Rev. (Albany Medical Center)	5.000%	8/15/2025 (4)(	2,000	2,090
New York State Dormitory Auth. Rev. (Barnard College)	5.250%	7/1/2026 (2)	4,370	4,612
New York State Dormitory Auth. Rev. (Catholic Health)	5.500%	7/1/2022 (1)	10,000	10,918
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2006 (2)(Prere.)	11,360	12,034
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2010 (3)(Prere.)	4,475	5,059
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2010 (3)(Prere.)	2,215	2,504
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2011 (3)	5,950	6,759
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2015 (3)	31,620	35,748
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2016 (2)	4,640	4,904
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/2016 (3)	7,255	8,202
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2020 (3)	14,525	16,913
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2022 (3)	9,240	10,771
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/2023 (3)	7,915	9,221
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	4,900	5,366
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2019	5,100	5,535
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2021	6,990	7,615
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2022	7,345	7,983
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/2023	7,575	8,203
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO	1.820%	3/7/2005	19,665	19,665
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/2023 (2)	21,370	23,951
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200%	7/1/2015 (2)	710	713
New York State Dormitory Auth. Rev. (Lenox Hill Hosp. Obligation Group)	5.375%	7/1/2020	2,400	2,509
New York State Dormitory Auth. Rev. (Mental Health Services)	5.375%	2/15/2006 (1)(Prere.)	7,230	7,578
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2010 (4)(Prere.)	5	6
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2013 (4)	2,475	2,773
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2014 (4)	2,625	2,895
New York State Dormitory Auth. Rev. (Mental Health Services)	5.875%	8/15/2015 (4)	2,780	3,137
New York State Dormitory Auth. Rev. (Mental Health Services)	5.375%	2/15/2026 (1)	270	281
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.820%	3/7/2005 (1)	1,800	1,800
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.840%	3/7/2005 (1)	1,800	1,800
New York State Dormitory Auth. Rev. (Mental Health Services) VRDO	1.840%	3/7/2005 (4)	250	250
New York State Dormitory Auth. Rev. (Montefiore Medical Center)	5.250%	2/1/2015 (2)	42,750	45,392
New York State Dormitory Auth. Rev. (New School for Social Research)	5.625%	7/1/2016 (1)	2,260	2,448
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/2016 (2)	1,925	2,222
New York State Dormitory Auth. Rev. (New York Univ.)	5.750%	7/1/2016 (1)	3,500	4,127
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/2031 (2)	8,910	10,326
New York State Dormitory Auth. Rev. (New York Univ.)	5.500%	7/1/2040 (2)	20,330	23,844
New York State Dormitory Auth. Rev. (Pace)	5.625%	7/1/2017 (1)	11,185	12,106
New York State Dormitory Auth. Rev. (Personal Income Tax)	5.500%	3/15/2024 (2)	5,000	5,810
New York State Dormitory Auth. Rev. (Queens Hosp.)	5.450%	8/15/2019 (2)	4,895	5,390
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.300%	7/1/2017 (1)	6,275	6,678
New York State Dormitory Auth. Rev. (Rochester Institute of Technology)	5.250%	7/1/2022 (1)	3,000	3,166
New York State Dormitory Auth. Rev. (Rockefeller Univ.)	5.000%	7/1/2018	2,805	2,989
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/2019 (1)	15,900	18,761
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.750%	7/1/2020 (1)	5,500	6,512
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.000%	7/1/2022 (1)	5,500	5,788
New York State Dormitory Auth. Rev. (Sloan-Kettering Cancer Center)	5.500%	7/1/2023 (1)	14,000	16,193
New York State Dormitory Auth. Rev. (St. John's Univ.)	5.250%	7/1/2020 (1)	15,170	16,209
New York State Dormitory Auth. Rev. (St. John's Univ.)	5.700%	7/1/2026 (1)	14,370	15,193
New York State Dormitory Auth. Rev. (St. Joseph's Hosp.)	5.250%	7/1/2018 (1)	6,700	7,176
New York State Dormitory Auth. Rev. (St. Vincent Hosp. Medical Center)	5.800%	8/1/2025 (2)	4,250	4,388
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/2009 (2)	1,590	1,780
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2012 (1)	16,160	18,454
New York State Dormitory Auth. Rev. (State Univ.)	5.375%	7/1/2012 (Prere.)	4,720	5,324
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2013 (1)	27,285	31,158
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2014 (1)	10,660	12,173
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/2015 (4)	6,500	7,238
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2015 (1)	12,500	14,254
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/2016 (1)	5,000	5,703
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/2017 (4)	3,750	4,427
New York State Dormitory Auth. Rev. (The New York & Presbyterian Hosp.)	5.500%	2/1/2010 (2)	6,330	6,967
New York State Dormitory Auth. Rev. (Univ. of Rochester)	5.000%	7/1/2017 (1)	2,000	2,135
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.250%	7/1/2012 (2)	6,170	6,748
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/2015 (2)	3,000	3,238
New York State Dormitory Auth. Rev. (Upstate Community Colleges)	5.000%	7/1/2016 (2)	1,250	1,349
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.250%	7/1/2017 (4)	8,025	8,649
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)	5.375%	7/1/2025 (4)	7,000	7,493
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2019 (2)	2,425	2,671
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2021 (2)	1,750	1,920
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2022 (2)	3,425	3,753
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2023 (2)	3,610	3,944
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/2024 (2)	3,305	3,595
New York State Energy Research & Dev. Auth. PCR (New York Electric & Gas)	3.245%	4/25/2005 (1)	10,000	9,946
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.375%	6/15/2015	7,650	8,504
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.250%	6/15/2016	3,095	3,424
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.375%	6/15/2016	6,000	6,666
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.250%	6/15/2018	10,000	11,037
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds	5.250%	6/15/2019	36,610	40,405
New York State Local Govt. Assistance Corp.	5.250%	4/1/2015 (2)	8,000	8,464
New York State Local Govt. Assistance Corp. VRDO	1.800%	3/7/2005 LOC	4,985	4,985
New York State Local Govt. Assistance Corp. VRDO	1.800%	3/7/2005 LOC	3,000	3,000
New York State Thruway Auth. Rev	5.250%	1/1/2014	5,560	5,937
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2010 (3)(Prere.)	5,575	6,330
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2013 (3)	5,870	6,615
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.250%	4/1/2014 (1)	7,500	8,288
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2014 (3)	2,500	2,817
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2014 (2)	32,875	37,044
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2014 (3)	3,000	3,381
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2015 (3)	2,000	2,241
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2015 (3)	2,500	2,809
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.500%	4/1/2016 (3)	3,000	3,360
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.750%	4/1/2016 (3)	2,080	2,336
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/2007 (Prere.)	1,300	1,396
New York State Thruway Auth. Rev. (Service Contract)	5.750%	4/1/2009 (1)(Prere.)	4,000	4,476
New York State Thruway Auth. Rev. (Service Contract)	5.250%	4/1/2015	6,775	7,162
New York State Urban Dev. Corp. Rev. (Community Enhancement Fac.)	5.125%	4/1/2015 (2)	5,500	5,956
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	2,500	2,807
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	4,110	4,615
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	3,000	3,368
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	6.000%	1/1/2009 (2)(Prere.)	5,000	5,614
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.750%	1/1/2011 (4)(Prere.)	6,380	7,244
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.500%	4/1/2016 (1)	13,350	14,020
New York State Urban Dev. Corp. Rev. (Personal Income Tax) GO	5.500%	3/15/2023 (1)	19,645	22,745
Niagara County NY IDA Solid Waste Disposal Rev. PUT	5.550%	11/15/2013	12,500	13,346
Niagara Falls NY Bridge Comm. Rev	5.250%	10/1/2015 (3)	5,000	5,544
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/2020 (3)	8,685	10,866
Niagara Falls NY Bridge Comm. Rev	6.250%	10/1/2021 (3)	9,230	11,576
North Hempstead NY GO	6.400%	4/1/2010 (3)	1,500	1,726
North Hempstead NY GO	6.400%	4/1/2011 (3)	2,075	2,423
Onondaga County NY Public Improvements	5.875%	2/15/2008	1,250	1,363
Onondaga County NY Public Improvements	5.875%	2/15/2008	1,225	1,334
Port Auth. of New York & New Jersey Rev	5.500%	12/15/2016 (2)	4,190	4,643
Port Auth. of New York & New Jersey Rev	5.500%	12/15/2017 (2)	4,600	5,091
Port Auth. of New York & New Jersey Rev	5.500%	12/15/2018 (2)	4,620	5,101
Suffolk County NY GO	5.250%	5/1/2016 (4)	3,315	3,736
Suffolk County NY GO	5.250%	5/1/2017 (4)	9,780	11,039
Suffolk County NY Water Auth. Rev	5.250%	6/1/2010 (2)(ETM)	3,790	4,189
Suffolk County NY Water Auth. Rev	5.250%	6/1/2011 (2)(ETM)	2,380	2,647
Suffolk County NY Water Auth. Rev	5.250%	6/1/2012 (2)(ETM)	4,290	4,801
Suffolk County NY Water Auth. Rev	5.750%	6/1/2013 (2)(ETM)	7,340	8,234
Suffolk County NY Water Auth. Rev	5.250%	6/1/2017 (2)(ETM)	1,695	1,929
Triborough Bridge & Tunnel Auth. New York Rev	6.750%	1/1/2009 (2)(ETM)	3,000	3,299
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2014	3,000	3,310
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2015	2,930	3,213
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2016	2,500	2,742
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2017	16,770	18,547
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	1/1/2018	2,330	2,549
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2018	30,285	33,439
Triborough Bridge & Tunnel Auth. New York Rev	5.250%	11/15/2019	43,025	47,445
Triborough Bridge & Tunnel Auth. New York Rev	5.500%	11/15/2021 (1)	11,370	13,266
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	1.840%	3/7/2005	200	200
Outside New York:
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2015 (1)	5,000	5,426
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2015 (1)	7,000	7,925
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/2016 (1)	16,345	18,282
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/2018 (1)	6,250	6,974
Puerto Rico Electric Power Auth. Rev	5.375%	7/1/2019 (1)	6,500	7,249
Puerto Rico GO	5.500%	7/1/2013 (3)	6,000	6,861
Puerto Rico GO	5.500%	7/1/2014 (3)	2,500	2,874
Puerto Rico GO	5.500%	7/1/2018 (4)	5,000	5,837
Puerto Rico GO	5.500%	7/1/2020 (3)	6,305	7,397
Puerto Rico GO	5.500%	7/1/2021 (1)	16,505	19,323
Puerto Rico Govt. Dev. Bank VRDO	1.780%	3/7/2005 (1)	2,590	2,590
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.830%	3/7/2005 (2)	3,600	3,600
Puerto Rico Muni. Finance Agency	5.875%	8/1/2014 (4)	6,480	7,286
Puerto Rico Muni. Finance Agency	6.000%	8/1/2016 (4)	2,645	2,983
Puerto Rico Muni. Finance Agency	5.250%	8/1/2017 (4)	7,000	7,718
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2016 (2)	10,000	11,584
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	860	1,047
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	9,140	10,927
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/2011	2,000	2,136
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2023	2,000	2,121

TOTAL MUNICIPAL BONDS
(Cost $2,088,586)				2,221,091

OTHER ASSETS AND LIABILITIES -- NET (-0.4%)				(9,923)

NET ASSETS (100%)				$2,211,168

*Securities with a value of $6,843,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP —Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC —Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2005, the cost of investment securities for tax purposes was $2,089,204,000. Net unrealized appreciation of investment securities for tax purposes was $131,887,000, consisting of unrealized gains of $134,783,000 on securities that had risen in value since their purchase and $2,896,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

20-Year U.S. Treasury Bond	960	$107,850	($1,144)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD NEW YORK TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.